Note 19 - Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies Disclosure [Text Block]
19.	CONTINGENCIES

Legal Proceedings

The Company is involved in several litigation matters relating to its intellectual property, as detailed below. While the Company cannot make any assurances regarding the eventual resolution of these matters, the Company does not believe at this time that the final outcomes will have a material adverse effect on its consolidated results of operations or financial condition.

Certain Cold Cathode Fluorescent Lamp Inverter Circuits And Products Containing Same, Investigation No. 337-TA-666.  On December 15, 2008, the Company filed a complaint with the United States International Trade Commission (“ITC”) in Washington, D.C. The Company alleged that Monolithic Power Systems, Inc. (“MPS”), Microsemi Corporation (“Microsemi”), AsusTek, LG and BenQ have engaged in unfair acts through the unlicensed importation of certain products with MPS or Microsemi inverter controllers covered by the Company’s patents.  The Company sought an order preventing the importation of the products into the United States.  On April 20, 2010, the ITC judge issued an initial determination that the products of Microsemi infringed on one of the Company’s patents, but, MPS and AsusTek do not infringe on the Company’s patents; however the full commission ruled that none of the named parties infringed on the Company’s patents.  The Company appealed the ruling relating to Microsemi, and both parties settled the matter in December 2011 with $100,000 litigation proceeds received by the Company in February 2012. The matter is now closed.

Monolithic Power Systems, Inc. v. O2Micro International Limited, Case No. C 08-4567 CW.   On October 1, 2008, MPS filed a complaint in the United States District Court in the Northern District of California for declaratory judgment that certain claims of the Company’s patents are invalid and not infringed.  The Company has filed counterclaims for patent infringement. The matter was scheduled for trial in July 2010; however the Company dismissed the case in June 2010, and agreed not to assert the patent in dispute for this matter against MPS.  MPS moved for costs and attorneys fees.  In March 2011, the Court ruled that the Company should pay MPS approximately $339,000, but deferred to rule on attorneys fees pending further documentation by MPS.  On January 17, 2012, the Court rejected MPS’ proof of attorneys’ fees, and instructed MPS to resubmit its documentation based on the Court’s guidance.  The Court also revised its out of pocket costs to approximately $663,000, though the Court has yet to issue a final ruling.  The Company disagreed with the Court’s initial ruling, and intends to continue to conduct a vigorous defense.  The Company has also filed a notice of appeal should the Court’s final ruling be similar to its initial rulings.

O2Micro International Limited v. HonHai Precision Industry, Ltd., et al., Case No. C -08-CV-466DF.On December 9, 2008, the Company filed a suit against HonHai Precision Industry for breach of a settlement agreement entered into by the parties in October 2007, terminating an earlier patent infringement action initiated by the Company.  The Company alleged fraud, misrepresentation and interference with business relationships by HonHai.  The parties settled the matter in December 2010 and the matter is now closed.

O2Micro International Ltd. v. Beyond Innovation Technology Co. et al., Case No. 2:04-CV-32 (TJW).   On April 3, 2008, the United States Court of Appeals for the Federal Circuit vacated a jury verdict and final judgment of infringement, including a permanent injunction, against defendants Beyond Innovation Technology Company Limited, SPI Electronic Company Limited and FSP Group, and Lien Chang Electronic Enterprise Company Limited.  The Federal Circuit further remanded the case to the Eastern District of Texas, and the case was tried and submitted to the Court in July 2009, and in 2010, the Court ruled again in favor of O2Micro.  Beyond Innovation Technology Company, and its attorneys, each appealed the judgment in 2011, which were each upheld by the United States Court of Appeals (Case Nos. 2011-1054 and 2011-1031, respectively).

Powertech Association LLC v. O2Micro International Limited, et al., Case No. 09-4391.  On August 7, 2009, Powertech Association LLC, an entity formed by MPS and Microsemi, filed a complaint in the United States District Court in the Eastern District of New York, alleging certain products manufactured by the Company infringe upon three of their patents.  The Company has not been served by the Plaintiffs to date, and it currently has no obligation to defend such at this point in time.  The matter was dismissed by the Court for failure to prosecute in April 2011 and the matter is now closed.

O2 Holdings Limited v. O2Micro International Ltd., Germany, District of Hamburg.  On August 20, 2008, the Regional Court of Hamburg issued a temporary restraining order prohibiting the Company from using the trademark “O2Micro” and “O2Micro Breathing Life into Mobility” in Germany.  A hearing was held, and on November 4, 2009, the initial order was upheld.  The Company is appealing this ruling before the Court of Appeals in Hamburg.

ECS International Trading (Shanghai) Co. Ltd v. O2Security (Wuhan) Ltd.  On July 22, 2010, ECS International Trading (Shanghai) Co. Ltd (“ECS”) filed the arbitration case with China International Economic and Trade Arbitration Commission (“CIETAC”) in Beijing (Case No. DX20100430) for breach of contract relating to local compliance issues, requesting termination of the agreement between the parties, and demanding a refund of approximately $387,000 (RMB 2,560,000) from O2Security (Wuhan) Ltd (“OSW”). The case was served on November 15, 2010. In addition, on November 11, 2010, ECS posted a bond of RMB 2,649,641 and applied an order for provisional seizure of RMB 2,560,240 from OSW’s bank accounts before the Honshan District Court in Wuhan (Case No. Honchungbo Tzu No 5). OSW moved the Court to lift the said seizure but the Court did not reach a decision on OSW’s request.  ECS withdrew the arbitration on May 23, 2011 and CIETAC confirmed such withdrawal on May 27, 2011.  Honshan District Court made dismissed the seizure procedure against OSW on June 17, 2011.

O2Micro (Wuhan) Co Ltd. v. Protek (Shanghai) Ltd., et al. On February 10, 2011 O2Micro filed a patent infringement action in Wuhan Intermediate Court against Protek (Shanghai) Ltd, a notebook manufacturer.  After initial discovery, the Company added Chi Mei Corporation (“Chi Mei”), AsusTek Computer Inc. (“AsusTek”), and ChiMei-Innolux Corporation (“ChiMei-Innolux”) as additional defendants.  ChiMei-Innolux made an objection to the jurisdiction and the Wuhan Intermediate Court rejected ChiMei-Innolux’ objection on October 20, 2011.  ChiMei-Innolux appealed the verdict to the High Level Court of Hubei province on November 25, 2011 and the Company has submitted a written protest about this issue to Court in December 2011.

O2Micro (Wuhan) Co Ltd. v. Wistron InfoComm et al. On October 19, 2011, the Company filed a patent infringement action in Nanjing Intermediate Court against notebook manufacturer Wistron InfoComm Manufacturing (Kunshan) Co., Ltd., and panel manufacturer Chunghwa Picture Tubes Ltd. (“CPT”). CPT objected to jurisdiction on November 25, 2011, and the Nanjing Intermediate Court rejected CPT’s objection on December 25, 2011.

No litigation proceeds were received for the years ended December 31, 2010 and 2009.  In January 2011, the Company received $850,000 litigation income in relation to a patent litigation case in the United States.

The Company, as a normal course of business, is a party to litigation matters, legal proceedings, and claims. These actions may be in various jurisdictions and may involve patent protection and/or infringement. While the results of such litigations and claims cannot be predicted with certainty, the final outcome of such matters is not expected to have a material adverse effect on its consolidated financial position or results of operations. No assurance can be given, however, that these matters will be resolved without the Company becoming obligated to make payments or to pay other costs to the opposing parties, with the potential for having an adverse effect on the Company’s financial position or its results of operations.  As of December 31, 2011 and 2010, no provision for any litigation has been provided.